SCHEDULE OF GAIN ON DEBT EXTINGUISHMENT (Details) - USD ($)		12 Months Ended
	Jul. 20, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Extinguishment
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 9)		$ (143,872)	$ (36,271,137)
Loss from settlement of debt (note 9)		1,648,960	(259,587)
Gain from settlement of accounts payable		59,853	138,633
Gain on debt extinguishment, net	$ 502,742	$ 1,564,941	7,847,073
Gain from reversal of derivative liabilities on conversion date or repayment date (note 7)			45,731,614
Fair value of shares related to settlement of debt and warrants (note 9)			(1,252,772)
Loss from conversion of debt and warrants to Series D preferred stock (note 7 and 9)			$ (239,678)